Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
		John Hancock Multimanager Lifestyle Balanced Portfolio (the fund)Supplement dated July 17, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective immediately, the “Calendar year total returns” bar chart included under “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Multimanager Lifestyle Balanced Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus SupplementJohn Hancock Funds II
		John Hancock Multimanager Lifestyle Balanced Portfolio (the fund)Supplement dated July 17, 2024 to the current Prospectus, as may be supplemented (the Prospectus)Effective immediately, the “Calendar year total returns” bar chart included under “Past performance” in the “Fund summary” section for the fund is replaced in its entirety with the following:Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Multimanager Lifestyle Balanced Portfolio | Class A
Risk Return Abstract	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	4.00%
2015	rr_AnnualReturn2015	(1.54%)
2016	rr_AnnualReturn2016	6.73%
2017	rr_AnnualReturn2017	14.79%
2018	rr_AnnualReturn2018	(6.79%)
2019	rr_AnnualReturn2019	18.57%
2020	rr_AnnualReturn2020	14.95%
2021	rr_AnnualReturn2021	11.07%
2022	rr_AnnualReturn2022	(16.33%)
2023	rr_AnnualReturn2023	13.51%